Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of income tax expense/(benefit)
A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2013	2012	2011
Current tax expense:
Federal	$22,612	19,122	19,614
State	2,531	1,879	2,020
Total current tax expense	25,143	21,001	21,634
Deferred tax expense (benefit)	(1,426)	1,440	(2,336)
Total income tax expense	$23,717	22,441	19,298

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012, are as follows:

	December 31,
(dollars in thousands)	2013	2012
	Deductible	Deductible
	temporary	temporary
	differences	differences

Benefits and deferred remuneration	$(4,256)	(4,736)
Difference in reporting the allowance for loan losses, net	22,774	22,710
Other income or expense not yet reported for tax purposes	3,008	2,582
Depreciable assets	(1,309)	(1,413)
Other items	1,153	801

Net deferred tax asset at end of year	21,370	19,944

Net deferred tax asset at beginning of year	19,944	21,384

Deferred tax expense (benefit)	$(1,426)	1,440

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended
	December 31,
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0	35.0

Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.3)	(0.7)	(1.6)
State income tax (including alternative minimum tax), net of federal tax benefit	2.3	2.3	2.0
Other items	0.3	0.8	1.4
Effective income tax rate	37.3%	37.4	36.8

Reconciliation of unrecognized tax benefits
For the years ended December 31, 2013 and 2012 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2012	$905

Decrease in prior unrecognized tax benefits	(342)
Lapse of statute of limitations	(350)
Balance December 31, 2012	$213

Change in unrecognized tax reserve	-

Balance December 31, 2013	$213